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                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND
                                    R SHARES
                  Supplement to Prospectus dated April 26, 2002

                     ATLANTA CAPITAL INTERMEDIATE BOND FUND
                      ATLANTA CAPITAL LARGE-CAP GROWTH FUND
                         ATLANTA CAPITAL SMALL-CAP FUND
                                    I SHARES
                  Supplement to Prospectus dated April 26, 2002


Under the section  entitled  "Purchasing  Shares" the ABA number  under the wire
instructions   to  Boston  Safe   Deposit  &  Trust  Co.  has  been  changed  to
ABA#011001234.











July 12, 2002                                                           ATLRIPS